Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,384,205,308.72
Previously Paid Amount	0
Total Fee Amount	1,019,758.75
Total Offset Amount	0
Net Fee	$ 1,019,758.75